Deferred Income Tax and Income Tax Expense - Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₩ 424,856	₩ 465,369
Deferred income tax liabilities	(425,468)	(204,785)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	2,033,725	1,776,675
Deferred income tax liabilities	(2,034,337)	(1,516,091)
Gross carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	419,889	428,690
Deferred income tax liabilities	(538,578)	(413,409)
Gross carrying amount [member] | Over 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1,613,836	1,347,985
Deferred income tax liabilities	₩ (1,495,759)	₩ (1,102,682)